FAIR VALUE MEASUREMENTS, Asset and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative Assets and Liabilities [Abstract]
Derivative assets	$ 2,643	$ 1,905
Derivative liabilities	7,344	13,281
Recurring [Member]
Derivative Assets and Liabilities [Abstract]
Derivative assets	2,643	1,905
Derivative liabilities	7,344	13,281
Recurring [Member] | Level 1 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative assets	0	0
Derivative liabilities	0	0
Recurring [Member] | Level 2 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative assets	2,643	1,905
Derivative liabilities	7,344	13,281
Recurring [Member] | Level 3 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative assets	0	0
Derivative liabilities	$ 0	$ 0